Composition of Corporation Long-Term Debt Which Includes Capital Lease Obligations (Detail) (USD $) In Millions, unless otherwise specified						12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Jun. 30, 2012 3.875% Notes	Jul. 02, 2011 3.875% Notes	Jun. 30, 2012 10% Zero Coupon Notes	Jul. 02, 2011 10% Zero Coupon Notes	Jun. 30, 2012 10%-14.25% Zero Coupon Notes	Jul. 02, 2011 10%-14.25% Zero Coupon Notes	Jun. 30, 2012 2.75% Notes	Jul. 02, 2011 2.75% Notes	Jun. 30, 2012 4.1% Notes	Jul. 02, 2011 4.1% Notes	Jun. 30, 2012 6.125% Notes	Jul. 02, 2011 6.125% Notes
Debt Instrument [Line Items]
Debt instrument year of maturity						2013		2014		2015		2016		2021		2033
Total senior debt	$ 928				$ 1,887		$ 500	$ 16	$ 15	$ 82	$ 72	$ 400	$ 400	$ 278	$ 400	$ 152	$ 500
Obligations under capital lease	2				1
Other debt	15				16
Total debt	945				1,904
Unamortized discounts	(1)				(5)
Hedged debt adjustment to fair value					12
Total long-term debt	944				1,911
Less current portion	(5)	(980)	(1)		(1)
Long-term debt	$ 939	$ 935	$ 1,913	$ 1,913	$ 1,910